Schedule of Machinery and Equipment, Net (Details) - Machinery and Equipment [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Machinery and equipment	$ 2,022	$ 1,518	$ 887
Accumulated depreciation	(891)	(631)	(390)
Machinery and equipment, net	$ 1,131	$ 887	$ 497